13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 3/31/2010
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2010
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 57
From 13F Information Table Value Total (USD):  81,125,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AOL, Inc.	COM	02364J104	311	12300	SH		Sole
AT&T	COM	001957109	387	14975	SH		Sole
Abbott Labs	COM	002824100	409	7769	SH		Sole
American Express	COM	025816109	281	6800	SH		Sole
Annaly Mtg Mgmt Inc 	COM	035710409	227	13200	SH		Sole
Apple Computer	COM	037833100	332	1411	SH		Sole
Automatic Data Proc.	COM	053015103	292	6575	SH		Sole
Berkshire Hathaway	COM	084670991	2071	17	SH		Sole
Berkshire Hathaway B	COM	084670207	13038	160425	SH		Sole
Bp Plc Adr	COM	055622104	1991	34880	SH		Sole
CVS/Caremark Corp.	COM	126650100	212	5795	SH		Sole
Chevron	COM	166764100	448	5907	SH		Sole
Chubb	COM	171232101	261	5040	SH		Sole
Clorox Company	COM	189054109	1115	17391	SH		Sole
Coca-Cola	COM	191216100	2466	44827	SH		Sole
Colgate Palmolive	COM	194162103	3202	37550	SH		Sole
Comcast A	COM	20030N101	269	14262	SH		Sole
Comcast Corp A	COM	20030N200	7484	416465	SH		Sole
Conocophillips	COM	20825C104	614	12006	SH		Sole
Daylight Resources F	COM	239600109	354	34000	SH		Sole
Diageo (Guinness)	COM	25243q205	733	10863	SH		Sole
Disney	COM	254687106	1069	30624	SH		Sole
Emerson Electric	COM	291011104	1254	24910	SH		Sole
Exxon Mobil	COM	302290101	1905	28441	SH		Sole
General Elec Cap Corp	COM	369622485	268	10700	SH		Sole
General Electric	COM	369604103	6125	336521	SH		Sole
Global Environmental Ordf	COM	P47725109	1	10000	SH		Sole
Google 	COM	38259P508	227	400	SH		Sole
I.B.M.	COM	459200101	208	1619	SH		Sole
Johnson & Johnson	COM	478160104	1588	24355	SH		Sole
Kraft Foods A	COM	50075N104	1772	58613	SH		Sole
McDonalds	COM	580135101	786	11775	SH		Sole
Medtronic	COM	585055106	268	5955	SH		Sole
Merck	COM	589331107	240	6431	SH		Sole
Mercury General Corp	COM	589400100	312	7140	SH		Sole
Microsoft	COM	594918104	4990	170385	SH		Sole
Monsanto Co	COM	61166W101	270	3782	SH		Sole
Nestle Sa Rep Adr	COM	641069406	785	15311	SH		Sole
Nokia  Spon Adr	COM	654902204	3376	217225	SH		Sole
Pepsico Inc.	COM	713448108	1109	16765	SH		Sole
Philip Morris Int'l	COM	02209S103	249	4775	SH		Sole
Procter & Gamble	COM	742718109	2768	43746	SH		Sole
Royal Dutch Shell A	COM	780259206	226	3907	SH		Sole
Stryker	COM	863667101	319	5567	SH		Sole
Sunset Island Group Inc.	COM	867744104	1	50000	SH		Sole
Sysco	COM	871829107	223	7575	SH		Sole
Time Warner Cable A	COM	88732J207	1824	34224	SH		Sole
Time Warner Inc	COM	887315109	4256	136118	SH		Sole
USCI Inc	COM	90330N101	0	20000	SH		Sole
United Parcel Service	COM	911312106	2154	33439	SH		Sole
United Technologies	COM	913017109	573	7779	SH		Sole
Verizon Comm.	COM	92343V104	250	8068	SH		Sole
Viacom Inc Cl B	COM	92553P201	221	6416	SH		Sole
Wainwright BK & TR Boston MA	COM		99	10168	SH		Sole
Wesco Financial	COM	950817106	1066	2765	SH		Sole
Annaly Capital Mgmt Pfd 7.875%		035710508	1309	52425	SH		Sole
Hilltop Holdings 8.25% 		432748200	1783	70472	SH		Sole